Basis for Consolidation (Details) - Schedule of Revenue and Expenses in Foreign Currency		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
US Dollar [Member]
Schedule of Revenue and Expenses in Foreign Currency [Line Items]
Closing rates	[1]	3,822.05	4,810.2
Average rates	[1]	4,325.05	4,255.44
Uruguayan peso [Member]
Schedule of Revenue and Expenses in Foreign Currency [Line Items]
Closing rates	[1]	97.9	120.97
Average rates	[1]	111.36	103.69
Argentine peso [Member]
Schedule of Revenue and Expenses in Foreign Currency [Line Items]
Closing rates	[1]	4.73	27.16
Average rates	[1]	16.82	32.99
Euro [Member]
Schedule of Revenue and Expenses in Foreign Currency [Line Items]
Closing rates	[1]	4,222.05	5,133.73
Average rates	[1]	4,675.64	4,471.09

[1]	Expressed in Colombian pesos.